Additional Statement Of Cash Flows - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Non-cash items
Hedge accounting, net of tax effects	R$ (11,768)	R$ 47,701	R$ 153,114	R$ 105,997
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	1,700	(12,163)	46,778	31,638
Consideration per acquisition of the subsidiary			R$ 13,366